SHARE-BASED COMPENSATION (Outstanding stock options) (Details)	12 Months Ended
	Dec. 28, 2025 shares $ / shares	Dec. 29, 2024 shares $ / shares	Dec. 29, 2024 shares $ / shares $ / shares	Dec. 29, 2024 $ / shares	Dec. 31, 2023 $ / shares
CAD
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number, outstanding, beginning of fiscal period (in shares)	283,000	283,000	283,000
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares	$ 0	$ 42.27	$ 42.27		$ 42.27
Granted (in shares)	0	0	0
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares	$ 0	$ 0
Exercised (in shares)	(283,000)	0	0
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares	$ 42.27	$ 0
Forfeited (in shares)		0	0
Weighted average exercise price of share options forfeited in share-based payment arrangement | $ / shares		$ 0
Number, outstanding, end of fiscal period (in shares)	0	283,000	283,000
USD
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number, outstanding, beginning of fiscal period (in shares)	0
Weighted average exercise price of share options outstanding in share-based payment arrangement | (per share)	$ 2.24			$ 0
Granted (in shares)		28,000	28,000
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares			$ 2.24
Number, outstanding, end of fiscal period (in shares)	28,000	0	0